COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12:     COMMITMENTS AND CONTINGENCIES

On April 16, 2024, a purported shareholder of the Company, filed a putative class action complaint, alleging violations of U.S. federal securities laws against, the Company and certain of its current and former officers, in the United States District Court for the Southern District of New York (the “SDNY Action”).  The SDNY Action asserts claims under the Exchange Act that the defendants materially misrepresented and/or omitted facts in various public disclosures concerning the Company’s search advertising business and its partnership with Microsoft Bing. The lead plaintiffs appointed by the court, filed an amended complaint against the aforementioned defendants and one additional defendant,. On November 4, 2024, the Company filed a motion to dismiss the amended compliant, which is now fully briefed. The Company disputes the allegations of wrongdoing and intends to continue to vigorously defend against them.

On  April 11, 2024, a purported shareholder, filed a motion to certify a class action with the Financial Department of the District Court of Tel Aviv (the “DCTA”) against the above mentioned defendants. On August 8, 2024, the Company and the plaintiff filed a mutual motion with the DCTA requesting to stay the proceedings in DCTA until final adjudication of the SDNY Action. DCTA upheld the motion.